Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill impairment charge		$ 19,294
Suezmax tanker [Member]
Goodwill [Line Items]
Goodwill impairment charge		19,294
Suezmax tanker [Member] | Dropdown Predecessor [Member]
Goodwill [Line Items]
Goodwill impairment charge		$ 6,000